Summary of Significant Accounting Policies (Schedule of Finite Lived Assets) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019
Finite-lived assets:
Cost	$ 4,594,507		$ 4,594,507
Accumulated Amortization	(536,000)		(536,000)
Net Book Value	1,224,000		1,224,000
Impairment	(2,000,287)		(2,000,287)
Total	2,058,220		2,058,220
Customer List [Member]
Finite-lived assets:
Cost	881,000		881,000
Accumulated Amortization	(88,100)		(88,100)
Net Book Value	792,900		792,900
Impairment
Total	792,900		792,900
Vendor relationships [Member]
Finite-lived assets:
Cost	479,000		479,000
Accumulated Amortization	(47,900)		(47,900)
Net Book Value	431,100		431,100
Impairment
Total	431,100		431,100
Noncompete Agreement [Member]
Finite-lived assets:
Cost	1,600,000		1,600,000
Accumulated Amortization	(400,000)		(400,000)
Net Book Value	1,200,000		1,200,000
Impairment	(1,200,000)
Total	4,058,507		4,058,507
Goodwill [Member]
Finite-lived assets:
Cost	1,634,507		1,634,507
Accumulated Amortization
Net Book Value	1,634,507		1,634,507
Impairment	(800,287)
Total	$ 824,220		$ 824,220